Inventory (Tables)	9 Months Ended
Sep. 30, 2021
Inventory
Summary of inventory

	September 30, 2021	December 31, 2020
Parts and battery	$708,347	$995,368
Work in progress	128,708	75,811
Vehicles	2,497,847	48,324
Inventory provision	(28,260)	(510,409)
	$3,306,642	$609,094